Share-based awards and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock options activity
The following table presents a summary of our share option activity in trivago N.V. equivalent shares:

	As of December 31, 2016
	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
			(In years)
Balance as of January 1, 2014	887	€1
Granted	180	€9,974
Balance as of December 31, 2014	1,067	€1,683
Granted	139	€3,871
Exercised	484	€1
Balance as of December 31, 2015	722	€3,239
Granted	221	€80,926
Exercised	39	€17,953
Cancelled	2	€1
Balance as of December 31, 2016	902	€21,637	0.77	€68,235
Balance as of December 31, 2016 (trivago N.V. equivalents)	7,704,659
Exercisable as of December 31, 2016	517	€209	0.77	€89,663
Vested and expected to vest after December 31, 2016	902	€21,637	0.77	€68,235

Schedule of stock options valuation assumptions
The fair value of share options granted during the years ended December 31, 2014, 2015 and 2016 were estimated at the date of grant using the Black-Scholes option-pricing model, assuming the following weighted average assumptions:

	Year ended December 31,
	2014	2015	2016
Risk-free interest rate	1.31%	1.31%	1.31%
Expected volatility	46%	46%	46%
Expected life (in years)	2.98	1.82	2.68
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€22,689	€29,496	€34,425